Accounts Payable and Accrued Expenses (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Schedule of accounts payable and accrued expenses

	2019	2018

Trade payables	$330,963	$401,272
Accrued interest	460,334	401,667
Accrued payroll and related obligations	236,688	260,153
Operating lease liabilities	267,960	—
Other accrued expenses	266,983	239,134
	$1,562,928	$1,302,226

	2018	2017
Trade payables	$401,272	$232,842
Accrued interest	401,667	275,000
Accrued payroll and related	260,153	468,012
Other	284,134	471,331
Total	$1,347,226	$1,447,185